Consolidated Balance Sheets - CAD ($) $ in Thousands	Sep. 30, 2025	Sep. 30, 2024
Current assets
Cash and cash equivalents	$ 864,209	$ 1,461,145
Accounts receivable	1,613,777	1,398,402
Work in progress	1,367,989	1,208,095
Current financial assets	6,167	8,334
Prepaid expenses and other current assets	193,896	211,279
Income taxes	28,705	23,271
Total current assets before funds held for clients	4,074,743	4,310,526
Funds held for clients	978,436	506,780
Total current assets	5,053,179	4,817,306
Property, plant and equipment	377,900	366,823
Right-of-use assets	541,987	466,115
Contract costs	370,932	344,029
Intangible assets	888,006	718,575
Other long-term assets	143,320	110,440
Long-term financial assets	162,438	149,237
Deferred tax assets	239,284	242,567
Goodwill	11,744,782	9,470,376
Assets	19,521,828	16,685,468
Current liabilities
Accounts payable and accrued liabilities	1,014,834	999,790
Accrued compensation and employee-related liabilities	1,269,767	1,165,903
Deferred revenue	577,286	536,788
Income taxes	79,333	150,300
Current portion of long-term debt	845,253	999
Current portion of lease liabilities	173,071	150,252
Provisions	144,331	27,471
Current derivative financial instruments	24,622	13,073
Total current liabilities before clients’ funds obligations	4,128,497	3,044,576
Clients’ funds obligations	973,673	504,515
Total current liabilities	5,102,170	3,549,091
Long-term debt	2,792,582	2,687,309
Long-term lease liabilities	520,413	469,843
Long-term provisions	39,665	18,951
Other long-term liabilities	341,173	301,082
Long-term derivative financial instruments	173,105	19,704
Deferred tax liabilities	71,673	21,132
Retirement benefits obligations	198,715	190,366
Liabilities	9,239,496	7,257,478
Equity
Retained earnings	7,428,172	7,129,370
Accumulated other comprehensive income	1,002,344	451,253
Capital stock	1,499,917	1,470,333
Contributed surplus	351,899	377,034
Equity	10,282,332	9,427,990
Liabilities and Equity	$ 19,521,828	$ 16,685,468